Note 38	6 Months Ended
Jun. 30, 2021
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Disclosure of Income and Expenses From Insurance and Reinsurance Contracts [Text Block]	Income and expense from insurance and reinsurance contracts
The detail of the headings “Income and expense from insurance and reinsurance contracts” in the accompanying condensed consolidated income statements is as follows:

Income and expense from insurance and reinsurance contracts (Millions of Euros)
	June 2021	June 2020
Income from insurance and reinsurance contracts	1,350	1,307
Expense from insurance and reinsurance contracts	(909)	(765)
Total	441	542